Secured Convertible Note	12 Months Ended
Dec. 31, 2024
Secured Convertible Note [Abstract]
Secured convertible note

Note 21. Secured convertible note

2024
Proceeds of issue of secured convertible notes	40,000
Transaction costs	(1,386)
Net proceeds from issue of secured convertible notes	38,614

Equity component	192
Transaction costs relating to equity component	(6)
Secured convertible note	186

Liability component at date of issue (net of transaction costs)	38,428
Interest charged (using effective interest rate)	319
Secured convertible note	38,747

On November 29 and December 29, 2024, Hoche Partners Pharma Holding S.A. subscribed for two secured convertible notes issued by the Company, each with a nominal amount of $20,000, for an aggregate principal amount of $40,000.

The notes are secured by a pledge of the shares of Crynssen Pharma Group Ltd. pursuant to a Pledge Agreement, which may be enforced in the event of a default or other breach of the contractual obligations under the notes.

The notes are convertible into ordinary shares of the Group upon the occurrence of certain events and subject to the terms and conditions set forth in the executed Secured Convertible Note Agreement.

Interest on the notes accrues at an annual rate of 8.5%, calculated on a daily basis and compounded quarterly. Accrued interest is quarterly capitalized and added to the principal balance rather than paid in cash.

The notes include two conversion mechanisms:

a) Automatic conversion

The notes are subject to automatic conversion if the Company raises new financing from third-party investors in an amount of at least USD 35,000 prior to maturity, in which case the conversion price is contractually fixed at USD 0.75 per share.

b) Optional conversion

The holder may elect to convert all or a portion of the outstanding principal amount, including accrued interest, at any time up to the last five (5) business days prior to June 30, 2025.

Upon conversion, the Group is required to issue warrants equal to 0.25 times the number of ordinary shares issued upon such conversion.